Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Balance Sheet Components
Balance Sheet Components

5. Balance Sheet Components

Property and Equipment

Property and equipment at March 31, 2017 and December 31, 2016 consisted of the following:

	March 31,	December 31,
	2017	2016
Lab equipment	$811,087	$811,087
Clinical equipment	64,870	64,870
Software	62,637	62,637

Total property and equipment at cost	938,594	938,594
Accumulated Depreciation	(67,680)	(52,649)

Property and Equipment, net	$870,914	$885,945

Depreciation and amortization expense was $15,031 and $7,878 in the three months ended March 31, 2017 and 2016 and was included in the statements of operations and comprehensive loss as follows:

	Three Months Ended
	March 31,
	2017	2016
Depreciation - Lab Equipment - research and development expense	$6,568	$6,568
Depreciation - Clinical Equipment - research and development expense	3,243	1,165
Depreciation - Software - general and administrative expense	5,220	145

Total Depreciation Expense	$15,031	$7,878

Accrued Expenses

Accrued expenses at March 31, 2017 and December 31, 2016 consist of the following:

	March 31,	December 31,
	2017	2016
Accrued compensation and related:
Accrued vacation	$229,944	$223,769
Accrued payroll	—	2,692
Accrued payroll tax	21,843	20,140

	251,787	246,601
Accrued interest	124,242	123,982
Accrued clinical	—	36,725
Accrued legal costs	855,397	92,500
Accrued audit	20,000	37,000
Accrued other	14,921	45,714

Total	$1,266,347	$582,522

5. Balance Sheet Components

Property and Equipment

        Property and equipment at December 31, 2016 and 2015 consisted of the following:

	December 31, 2016	December 31, 2015
Lab equipment	$811,087	$811,087
Clinical equipment	64,870	23,300
Software	62,637	—

Total property and equipment at cost	938,594	834,387
Accumulated Depreciation	(52,649)	(5,155)

Property and Equipment, net	$885,945	$829,232

        Depreciation and amortization expense was $47,494 and $5,155 in the years ended December 31, 2016 and 2015 and was recorded in the statements of operations and comprehensive loss as follows:

	Years Ended December 31,
	2016	2015
Depreciation—Lab Equipment—research and developoment expense	$26,271	$4,378
Depreciation—Clinical Equipment—research and development expense	10,203	777
Depreciation—Software—general and administrative expense	11,020	—

Total Depreciation Expense	$47,494	$5,155

Accrued Expenses

        Accrued expenses at December 31, 2016 and 2015 consist of the following:

	December 31, 2016	December 31, 2015
Accrued compensation and related:
Accrued vacation	$223,769	187,734
Accrued payroll	2,692	80,692
Accrued payroll tax	20,140	43,702

	246,601	312,128
Accrued interest	123,982	127,149
Accrued contract manufacturing costs	—	110,141
Accrued clinical	36,725	166,750
Accrued other	175,214	82,266

Total	$582,522	798,434